CASH DIVIDEND (Details) ¥ in Millions					3 Months Ended
	Aug. 14, 2024	Jul. 23, 2024 CNY (¥) $ / shares	Jan. 10, 2024	Nov. 29, 2023	Dec. 31, 2023 CNY (¥) $ / shares
Cash Dividend
Dividends payable | ¥					¥ 2,085
2023 Q4 dividends
Cash Dividend
Declaration date				Nov. 29, 2023
Record date			Jan. 10, 2024
Cash dividends declared (in $ per share)					¥ 0.093
Dividends payable | ¥					¥ 2,085
2024 Q3 dividends | Subsequent Event
Cash Dividend
Declaration date		Jul. 23, 2024
Record date	Aug. 14, 2024
Cash dividends declared (in $ per share)		$ 0.063
Dividends payable | ¥		$ 1,427
ADS | 2023 Q4 dividends
Cash Dividend
Cash dividends declared (in $ per share)					¥ 0.93
ADS | 2024 Q3 dividends | Subsequent Event
Cash Dividend
Cash dividends declared (in $ per share)		$ 0.63